CONCENTRATIONS (Narrative) (Details)	12 Months Ended
Dec. 31, 2016
Concentrations 1	10.00%
Concentrations 2	10.00%
Concentrations 3	72.00%
Concentrations 4	21.00%
Concentrations 5	17.00%
Concentrations 6	95.00%
Concentrations 7	10.00%
Concentrations 8	50.00%
Concentrations 9	10.00%
Concentrations 10	79.00%
Concentrations 11	63.00%
Concentrations 12	32.00%
Concentrations 13	10.00%
Concentrations 14	10.00%